Related party (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 27, 2024	Jan. 31, 2023	Oct. 28, 2022	Feb. 25, 2019	Nov. 29, 2016	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 26, 2024
Related Party Transaction [Line Items]
Interest expenses from secured note payable	$ 4,114,931
Amortized discount of interest expense										$ 32,220	$ 19,504
Unamortized balance of discount										0	32,220
Net increase in profit share			$ 4,500,000	$ 13,154,931				$ 13,154,931		4,500,000
Description of AC midwest amendment	the Company paid AC Midwest $275,625 representing the remaining principal balance under the AC Midwest Secured Note of $271,686 plus interest of $3,939
Interest expense						$ 0	$ 7,356	54	$ 258,990	267,458	1,362,401
Dakin [Member]
Related Party Transaction [Line Items]
License fee		$ 12,500				0	37,500	0	112,500	112,500	150,000
License fee due								0		0	25,000
Kaye Cooper Kay & Rosenberg, LLP [Member]
Related Party Transaction [Line Items]
Related party debt						37,500		37,500		37,500	33,333
Legal services expense						112,500	116,667	337,500	318,944	431,444	393,111
MEEC [Member]
Related Party Transaction [Line Items]
Yearly payment description			the interest rate on the remaining principal balance was reduced from 15.0% to 9.0% per annum
Greenberg Enterprises [Member]
Related Party Transaction [Line Items]
Administrative services										237,020
Expense reimbursement										335,100
AC Midwest Unsecured Note [Member]
Related Party Transaction [Line Items]
Capital contribution								3,234,469		3,234,469
AC Midwest Unsecured Note [Member] | AC Midwest [Member]
Related Party Transaction [Line Items]
Unamortized balance of discount						0		0		0	2,175,208
Interest rate	2.00%
Principal outstanding on notes	$ 9,040,000											$ 3,154,931
Outstanding principal balance of unsecured debt												$ 119,964
Repayment of debt description	Company held by AC Midwest for a purchase price of no less than $960,000, which amount shall be applied as a credit against the principal balance due on the New Note dollar for dollar, or pay AC Midwest $960,000 toward the principal balance due on the New Note. The private sale of shares for the purchase price of $960,000 was completed on March 11, 2024.
Interest expense										209,224	1,316,667
Capital charge	$ 1,005,984
Profit Share Member
Related Party Transaction [Line Items]
Capital contribution	11,833,179									11,833,179
Principal outstanding on notes			$ 17,654,931			7,900,000		$ 7,900,000		7,900,000
Profit share amount			17,654,931							$ 17,654,931	$ 17,654,931
Restructed profit share percentage										75.00%	75.00%
Granted profit participation preference equal to amount										$ 7,900,000	$ 7,900,000
Annual market interest rate								14.55%		14.55%	14.55%
Description of Profit share liability											the projected full repayment of the profit share liability of $7,900,000 upon the receipt of Net Litigation Proceeds in 2025, and an annual market interest rate of 14.55%
Fair value measurement										$ 0
Fair value of profit share liability								$ 3,422,400		3,422,400
Gain loss on change in fair value										3,422,400
Fair value of profit share										3,389,043	$ 3,389,043
Outstanding principal balance of unsecured debt	$ 17,654,931
AC Midwest Subordinated Note [Member]
Related Party Transaction [Line Items]
Discount on debentures						6,916,687		$ 6,916,687		$ 6,916,687
Market rate of interest								21.00%		21.00%
Principal outstanding on notes				$ 13,154,931	$ 13,154,931
Maturity date					Dec. 15, 2020
Fair value of sharing profit								$ 488,274		$ 488,274
Secured Note [Member]
Related Party Transaction [Line Items]
Interest expenses, secured note						0	0	0	4,279	4,279	43,955
Capital contribution			$ 54,983
Amortized discount of interest expense						0	$ 0	0	$ 209,224
Unamortized balance of discount						0		0		0
Interest rate					15.00%
Principal outstanding on notes						$ 0		$ 0		$ 0	$ 271,686
Maturity date					Dec. 15, 2018